Cost of Revenues	12 Months Ended
Dec. 31, 2015
Cost of Revenues [Abstract]
Cost of Revenues

13. Cost of Revenues

The cost of revenues is as follows:

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Revenue sharing fees	249,797	192,076	216,972	33,495
Content and operational costs	277,038	376,555	406,741	62,790
Bandwidth costs	76,583	83,233	83,171	12,839
Sales taxes and surcharges	92,937	129,768	122,502	18,911
Total	696,355	781,632	829,386	128,035